Other disclosures - Risk Management and Principal Risks - Deposit funding (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Loans and advances to customers	£ 343,000
Deposits from customers	£ 481,000
Loan to deposit ratio	71.00%	82.00%
Head Office [member]
Disclosure of operating segments [line items]
Loans and advances to customers	£ 6
Deposits from customers	0
Barclays UK [member] | Operating segments [member]
Disclosure of operating segments [line items]
Loans and advances to customers	214
Deposits from customers	£ 240
Loan to deposit ratio	89.00%	96.00%
Barclays International [member] | Operating segments [member]
Disclosure of operating segments [line items]
Loans and advances to customers	£ 123
Deposits from customers	£ 241
Loan to deposit ratio	51.00%	63.00%